Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Profit (loss) from continuing operations before income taxes
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Non-PRC	(43,630)	(31,895)	(29,385)
PRC	(25,097)	(637)	(6,298)

	(68,727)	(32,532)	(35,683)

Schedule of income tax expense
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Current	(52)	-	(1,410)
Deferred	(279)	949	1,004

	(331)	949	(406)

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Profit (loss) before income taxes	(68,727)	(32,532)	(35,683)

Income tax (expense) income computed at the statutory income tax rate at 25%	17,182	7,356	4,594
Non-deductible expenses	(7,393)	955	380
Non-taxation income	-	753	-
Preferential rate	(790)	(286)	(820)
Current and deferred tax rate differences	238	(971)	(291)
Foreign rate differences	(5,670)	137	(5)
Change of valuation allowance	(4,202)	(7,834)	(4,587)
Statutory income	(1,471)	-	-
R&D super deduction	305	839	323

Income tax (expense) benefit	(331)	949	(406)

Schedule of significant components of deferred taxes
	As of December 31,
	2019	2020
	$	$
Deferred tax assets
Inventories provision	58	41
Accrued salary and welfare payable	217	206
Tax losses	419	-
Valuation allowance	275	373
Others	-	470
Total deferred tax assets	969	1,090

Deferred tax liabilities
Intangible assets	1,815	935
Deferred cost of revenue	17	15
Total deferred tax liabilities	1,832	950

Schedule of roll-forward of unrecognized tax benefits
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Balance at beginning of year	2,016	2,020	1,987
Reversal based on tax positions related to prior years	-	-	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	4	(33)	137

Balance at end of year	2,020	1,987	2,124